COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2011
COMMITMENTS AND CONTINGENCIES

19. COMMITMENTS AND CONTINGENCIES

(a) Capital commitments

As of December 31, 2011, the Group’s commitments related to leasehold improvements, and installation of machinery and equipment for the hotel operations amounted to RMB 158,172.

(b) Commitments under operating leases

The Group has entered into lease agreements relating to leased-and-operated hotels that are classified as operating leases.

Future minimum lease payments for non-cancelable operating leases at December 31 are as follows:

	Related party	Non-related party	Total
2012	2,800	1,366,905	1,369,705
2013	2,800	1,392,707	1,395,507
2014	2,800	1,407,604	1,410,404
2015	2,800	1,416,020	1,418,820
2016	2,800	1,408,301	1,411,101
Thereafter	767	9,896,601	9,897,368

Total	14,767	16,888,138	16,902,905

Rental expenses amounted to RMB 585,969, RMB 644,248 and RMB 937,145 during the years ended December 31, 2009, 2010 and 2011, respectively.

(c) Commitments under financial leases

As of December 31, 2011, the Group’s commitments under financial leases amounted to RMB 60,715.

(d) Contingencies

As of December 31, 2011 the Group had no significant outstanding contingencies that are likely to have a material impact on our financial condition, results of operations, liquidity or cash flows.